Commitments and contingencies - Additional Information (Detail) - Seaspan [Member] - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Operating leases, future minimum payments due		$ 1,107,600,000	$ 1,287,500,000
Vessels [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due		$ 1,100,225,000	$ 1,279,074,000
Operating leases, start year		2020	2019
Operating leases, expiration year		2029	2029
Office Space [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due		$ 7,362,000	$ 8,401,000
Operating leases, start year		2020	2019
Operating leases, expiration year		2024	2024
2010-built 9600 TEU Vessel [Member]
Other Commitments [Line Items]
Purchase commitment for aggregate purchase price	$ 33,100,000
Purchase commitment delivery period	2020-04
2010-built 9600 TEU Vessel [Member] | Other Assets [Member]
Other Commitments [Line Items]
Purchase commitment for initial payment		$ 6,620,000